Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012
MFS Total Return Portfolio (Prospectus Summary): | MFS Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Total Return Portfolio
Supplement Text	ck0000719269_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is October 29, 2012.

MFS® Total Return Portfolio

Service Class

Effective immediately, the sub-section entitled “Fees and Expenses” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Summary of Key Information

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund's Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
MFS Total Return Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Service Class Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213